Description of Business and Basis of Presentation	3 Months Ended
Apr. 30, 2020
Description of Business and Basis of Presentation
Description of Business and Basis of Presentation

Note 1.Description of Business and Basis of Presentation

Description of Business

The Company is a provider of completion, intervention and production services and products to the major onshore oil and gas producing regions of the United States.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. All adjustments which, in the opinion of the Company’s management, are considered necessary for a fair presentation of the results of operations for the periods shown are of a normal recurring nature and have been reflected in the condensed consolidated financial statements. The results of operations for the periods presented are not necessarily indicative of the results expected for the full fiscal year or for any future period. The information included in these condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and accompanying notes included in the KLX Energy Services Holdings, Inc. (the “Company”, “KLXE” or “KLX Energy Services”) Annual Report on Form 10-K for the fiscal year ended January 31, 2020.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.